OTHER LONG-TERM LIABILITIES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other long-term liabilities
Consideration payable for acquisitions	¥ 7,644	¥ 261,000
Asset retirement obligations	102,591	96,862
Deferred revenue - non-current	29,703	44,908
Deferred government grants	30,741	22,245
Others	97,574	114,285
Total	¥ 268,253	¥ 539,300